Revenue From Contracts with Customers (Details) - Schedule of Corporation’s Revenue is Derived - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Corporation’s Revenue is Derived [Abstract]
Construction activities	S/ 2,443,984	S/ 2,451,067	S/ 2,467,477
Services provided	1,103,323	1,104,900	1,094,439
Sale of real estate and goods	754,168	849,157	579,482
Revenue from contracts with customers	S/ 4,301,475	S/ 4,405,124	S/ 4,141,398